INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Federal income taxes	$ 0	$ 0
Increase in valuation allowance	4,900	1,000
Deferred tax Assets	21,114	$ 16,257
Federal
Operating loss carryforwards	68,600
State | California
Operating loss carryforwards	$ 62,400